Accrued Liabilities - Components of Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Employee-related liabilities	$ 87	$ 55
Customer-related liabilities	37	36
Deferred revenue	33	34
Restructuring liabilities	13	19
Other	67	59
Total accrued liabilities	$ 237	$ 203